Dividends on ordinary shares	6 Months Ended
Jun. 30, 2021
Dividends on ordinary shares [Abstract]
Dividends on ordinary shares	Dividends on ordinary shares

	Half year ended 30.06.21	Half year ended 30.06.20

Dividends paid during the period	£m	£m
Ordinary shares	694	263
Preference shares	13	28
Total	707	291
An interim dividend in respect of the year ended 31 December 2021 of £100m will be paid on 2 August 2021.